Net Loss per Share/Unit (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		5 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net loss	$ (41,632)	$ (17,067)	$ (34,176)		$ (141,816)	$ (141,816)	$ (54,778)
Net loss attributable to shareholders	$ (11,422)					$ (43,056)
Weighted-average number shares outstanding, basic (in Shares)	71,895					69,756
Net loss per share attributable to shareholders, basic (in Dollars per share)	$ (0.16)					$ (0.62)
Previously Reported [Member]
Numerator
Net loss		(17,067)		$ (34,176)			(54,778)
Net loss attributable to shareholders		$ (17,067)		$ (34,176)			$ (54,778)
Weighted-average number shares outstanding, basic (in Shares)		3,748		3,767			3,703
Net loss per share attributable to shareholders, basic (in Dollars per share)		$ (4.55)		$ (9.07)			$ (14.79)